Deferred Revenue - Non-refundable entrance fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue
Opening balance	$ 615,723	$ 562,026
Additions	152,717	142,692
Amortization	(98,912)	(88,995)
Closing balance	$ 669,528	$ 615,723
Weighted average remaining length of stay	8 years	9 years